Subsequent Events	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 9 — Subsequent Events

On June 22, 2013, a Stock Purchase Agreement (the “Seba SPA”) was entered into by and among Prime, LuxCo, BHN, Seba S.r.l., an Italian limited liability company (“Seba”), Francesco Rotondi and Giuseppe Pantaleo (collectively, the “Seba Sellers” and each individually a “Seba Seller”). Upon the closing of the transactions contemplated in the Seba SPA, Prime will acquire 100% of the issued and outstanding equity interest of Seba from the Seba Sellers in exchange for ordinary shares of Prime, and Prime will immediately contribute such equity interest in Seba to LuxCo, with the result that Seba would become a wholly owned subsidiary of LuxCo and an indirect wholly owned subsidiary of Prime.

On June 22, 2013, a Stock Purchase Agreement (the “Nova SPA” and together with the Seba SPA, collectively, the “SPAs” and each individually a “SPA”) was entered into by and among Prime, LuxCo, BHN, Nova S.r.l., an Italian limited liability company (“Nova”), Francesco Rotondi and Luca Massimo Failla (collectively, the “Nova Sellers”). Upon the closing of the transactions contemplated in the Nova SPA, Prime will acquire 100% of the issued and outstanding equity interest of Nova from the Nova Sellers in exchange for ordinary shares of Prime, and Prime will immediately contribute such equity interest in Nova to LuxCo, with the result that Nova would become a wholly owned subsidiary of LuxCo and an indirect wholly owned subsidiary of Prime.

On July 9, 2013, a Stock Purchase Agreement (the “Delfin SPA”) was entered into by and among Prime, Prime BHN Luxembourg S.àr.l., a Luxembourg company and wholly owned subsidiary of Prime (“LuxCo”), bhn LLC, a New York limited liability company and the U.S. affiliate of leading financial and strategic advisory boutique bhn S.r.l. in Milan (“BHN”), Delfin S.r.l., an Italian limited liability company (“Delfin”), Davide Rigamonti, Cesare Lanati and G.S.I. S.r.l. (collectively, the “Delfin Sellers” and each individually a “Delfin Seller”). Upon the closing of the transactions contemplated in the Delfin SPA, Prime will acquire 100% of the issued and outstanding equity interest of Delfin from the Delfin Sellers in exchange for ordinary shares of Prime, and Prime will immediately contribute such equity interest in Delfin to LuxCo, with the result that Delfin would become a wholly owned subsidiary of LuxCo and an indirect wholly owned subsidiary of Prime.

On July 9, 2013, a Stock Purchase Agreement (the “SIM SPA”) was entered into by and among Prime, LuxCo, BHN, SIM S.r.l., an Italian limited liability company (“SIM”), G.S.I. S.r.l. and Bell Real Estate S.r.l. (collectively, the “SIM Sellers” and each individually a “SIM Seller”). Upon the closing of the transactions contemplated in the SIM SPA, Prime will acquire 100% of the issued and outstanding equity interest of SIM from the SIM Sellers in exchange for ordinary shares of Prime, and Prime will immediately contribute such equity interest in SIM to LuxCo, with the result that SIM would become a wholly owned subsidiary of LuxCo and an indirect wholly owned subsidiary of Prime.

On July 9, 2013, a Stock Purchase Agreement (the “Dieci SPA”) was entered into by and among Prime, LuxCo, BHN, Dieci Real Estate S.r.l., an Italian limited liability company (“Dieci”), ELLEGI S.r.l. and G.S.I. S.r.l. (collectively, the “Dieci Sellers” and each individually a “Dieci Seller”). Upon the closing of the transactions contemplated in the Dieci SPA, Prime will acquire 100% of the issued and outstanding equity interest of Dieci from the Dieci Sellers in exchange for ordinary shares of Prime, and Prime will immediately contribute such equity interest in Dieci to LuxCo, with the result that Dieci would become a wholly owned subsidiary of LuxCo and an indirect wholly owned subsidiary of Prime.

On July 9, 2013, a Stock Purchase Agreement (the “ELLEGI SPA”) was entered into by and among Prime, LuxCo, BHN, ELLEGI S.r.l., an Italian limited liability company (“ELLEGI”), Bell Real Estate S.r.l. and Stefano Lanati (collectively, the “ELLEGI Sellers” and each individually a “ELLEGI Seller”). Upon the closing of the transactions contemplated in the ELLEGI SPA, Prime will acquire 100% of the issued and outstanding equity interest of ELLEGI from the ELLEGI Sellers in exchange for ordinary shares of Prime, and Prime will immediately contribute such equity interest in ELLEGI to LuxCo, with the result that ELLEGI would become a wholly owned subsidiary of LuxCo and an indirect wholly owned subsidiary of Prime.

On July 9, 2013, a Stock Purchase Agreement (the “G.S.I. SPA”) was entered into by and among Prime, LuxCo, BHN, G.S.I. S.r.l., an Italian limited liability company (“G.S.I.”), Bell Real Estate S.r.l. and IGS S.r.l. (collectively, the “G.S.I. Sellers” and each individually a “G.S.I. Seller”). Upon the closing of the transactions contemplated in the G.S.I. SPA, Prime will acquire 100% of the issued and outstanding equity interest of G.S.I. from the G.S.I. Sellers in exchange for ordinary shares of Prime, and Prime will immediately contribute such equity interest in G.S.I. to LuxCo, with the result that G.S.I. would become a wholly owned subsidiary of LuxCo and an indirect wholly owned subsidiary of Prime.

On July 9, 2013, a Stock Purchase Agreement (the “Magfin SPA” and together with the Delfin SPA, SIM SPA, Dieci SPA, ELLEGI SPA, and G.S.I. SPA, collectively, the “SPAs” and each individually a “SPA”) was entered into by and among Prime, LuxCo, BHN, Magfin S.r.l., an Italian limited liability company (“Magfin” and together with Delfin, SIM, Dieci, ELLEGI, and G.S.I., collectively, the “Targets” and each individually a “Target”), Bell Real Estate S.r.l., G.S.I. S.r.l. (collectively, the “Magfin Sellers” and together with the Delfin Sellers, SIM Sellers, Dieci Sellers, ELLEGI Sellers, and G.S.I. Sellers, collectively, the “Sellers” and each individually a “Seller”). Upon the closing of the transactions contemplated in the Magfin SPA, Prime will acquire 100% of the issued and outstanding equity interest of Magfin from the Magfin Sellers in exchange for ordinary shares of Prime, and Prime will immediately contribute such equity interest in Magfin to LuxCo, with the result that Magfin would become a wholly owned subsidiary of LuxCo and an indirect wholly owned subsidiary of Prime.Due to the affiliation of Delfin S.r.l., SIM S.r.l., Dieci Real Estate, S.r.l., ELLEGI S.r.l., G.S.I. S.r.l., Magfin S.r.l., their historical financial statements have been combined and presented as “Bell Group”

As a result of this series of Stock Purchase Agreements On June 22, 2013, June 24, 2013 and July 9, 2013, Prime’s Initial Portfolio comprised of ten assets listed in the table below. All of the properties in the portfolio are commercial real estate assets based in Italy.

	Property Name/Location	Purchase Price (€ in millions)	Mortgage (€ millions)	Equity Value (€ millions)	Net shares issuable(1)
1	Corso Europa 22, Milano	€20.00	€14.00	€6.00	780,000
2	Milanofiori, Building A5	€2.27	€1.66	€0.61	79,582
3	Milanofiori, Building Q7	€0.87	€0.64	€0.23	30,501
4	Milanofiori, Building N	€4.26	€3.18	€1.08	140,400
5	Viale Lucania, Buccinasco	€16.20	€11.82	€4.38	569,660
6	Via Buozzi 22, Buccinasco	€1.36	€0.36	€1.00	130,779
7	Via Newton, Assago	€2.50	€1.18	€1.32	171,990
8	Via Lazio 95, Buccinasco	€3.73	€0.98	€2.75	357,819
9	Via Emilia, Buccinasco	€0.29	€0.21	€0.08	10,167
10	Via Mulino, Buccinasco	€1.07	€0.73	€0.34	44,200
	Total:	€52.55	€34.74	€17.81	2,315,170

(1)
Calculated at an assumed U.S. dollar to Euro exchange rate of $1.30 per €1.00, and a per share price of $10.00. Such amounts are subject to further adjustment based on the Target’s working capital at the time of closing.

Seba and Nova collectively own Corso Europa 22, Milano (property no.1), Bell Group owns the remaining 9 properties on the list (property no. 2 to 10). Based on the information above, Prime anticipated issuing 780,000 ordinary shares to Seba and Nova, and 1,535,170 ordinary shares to Bell Group upon the closing of the business combination.

On August 30, 2013, Prime and BHN entered into Purchase Agreements with Radiomarelli SA, a Swiss company, and Futurum Energy SA, a Swiss investment company. Pursuant to the Purchase Agreements, Prime agreed to purchase a 10% minority interest in 50 renewable energy plants (photovoltaic plants) and the right to all green certificates that will be issued by the Romanian government to these photovoltaic plants for approximately $372,493,880 in ordinary shares (an aggregate of 37,249,388 ordinary shares) at a price of €1.25 million per megawatt peak installed, subject to adjustment depending on the actual number of green certificates that will be issued.

On August 30, 2013, Prime signed a Securities Purchase Agreement with Radiomarelli SA separately for a private placement to purchase 14,285,714 ordinary shares at $9.10 per share, generating gross proceeds of $130,000,000 to be occurring concurrently with the closing of this business combination.

On August 12, 2013, Prime issued a Tender Offer Statement on Schedule TO to purchase up to 23,014 of its ordinary shares, par value $0.001per share, at a purchase price of $10.02 per share, net to the seller in cash, without interest. On September 30, 2013, the Company announced the tender offer expired at 5 p.m. New York City time on Friday, September 27, 2013, with one share tendered. Based upon information provided by the depositary for the tender offer, American Stock Transfer & Trust Company, as of the expiration of the tender offer, a total of one share has been validly tendered and not withdrawn for a total cost of approximately $10.02. Payment for the shares accepted for purchase will be made promptly.

On September 30, 2013, the Company also announced the closing of Prime’s business combination transaction. Prime’s purchase of entities holding 10 real estate properties in Italy closed on this date with Prime issuing 1,917,317 shares of common stock. Prime expects to close the following transactions in the coming days:

1)
The sale of approximately 14.3 million ordinary shares of common stock to Swiss electronics company Radiomarelli SA (“Radiomarelli”) at a price of $9.10 per share for gross proceeds of $130.0 million; and

2)
Prime’s purchase of a minority interest in 50 renewable energy plants (photovoltaic plants) and the right to all green certificates that will be issued by the Romanian government to these photovoltaic plants through the issuance of approximately 37.2 million ordinary shares of company common stock.

Immediately following the Acquisition, Mr. Marco Prete and Ms. Cristina Fragni has become the Chief Executive Officer and Chief Financial Officer of Prime respectively.